Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense

The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(2,727)	(9,123)
State	(583)	(2,002)

Total deferred	(3,310)	(11,125)
Valuation allowance	3,310	11,125

Total income tax expense	$—	$—

Components of Net Deferred Tax Assets

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2014	2013
Net operating loss carryforwards	$9,805	$6,590
Tax credit carryforwards	261	146
Stock based compensation	1,392	861
Licensing deduction deferral	6,367	6,864
Other timing differences	110	165

Gross deferred tax assets	17,935	14,626
Valuation allowance	(17,935)	(14,626)

Net deferred tax asset	$—	$—